Related Party Transactions (Details) - USD ($)																				1 Months Ended			3 Months Ended	9 Months Ended		12 Months Ended
	May. 20, 2015	Dec. 15, 2014	Nov. 10, 2014	Sep. 19, 2014	Sep. 09, 2014	Jul. 15, 2014	Apr. 21, 2014	Dec. 13, 2013	Nov. 12, 2013	Oct. 18, 2013	Oct. 15, 2013	Oct. 10, 2013	Aug. 27, 2013	May. 01, 2013	Apr. 16, 2013	Mar. 29, 2013	Dec. 10, 2012	Dec. 06, 2012	Nov. 29, 2012	Nov. 21, 2014	Oct. 31, 2013	Nov. 30, 2012	Jun. 30, 2015	Jun. 30, 2015	Jun. 30, 2014	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013
Related Party Transaction [Line Items]
Severance costs																								$ 100,851
Stock options granted																								575,000		575,000	1,713,433
Trading price																									$ 0.26
Stock option, Method used																								Binomial Option model
Licensing agreement terms							In exchange for the License, the Licensee agreed to pay an annual fee of $1,250,000 for a minimum of three years ("Annual Fee"). Commencing three years from the Effective Date, the Licensee may each year, at its sole option, pay a $1,250,000 license fee to renew the License for every year for four additional years. Once the Licensee has paid a total of $8,750,000 in license fees, either in one lump sum or after paying $1,250,000 annually for seven years, the License is deemed to be perpetual. For Patents infringement actions provided for under the License, the Licensee will pay 20% of the gross proceeds from settlements received less any Annual Fee amounts paid and litigation costs incurred ("Share of Proceeds"). SITO Mobile R&D IP, LLC and its joint venture partner will serve as co-plaintiffs with the Licensee in infringement actions under the License and the Licensee will be responsible for any out-of-pocket costs of the JV associated with being a co-plaintiff in supporting Licensee in such litigation, including attorneys' fees. The Licensee will pay the Annual Fee and any Share of Proceeds to the JV. Proceeds received by the JV are shared by SITO Mobile R&D IP, LLC and PMC on a 30% and 70% basis, respectively. In the event that the Licensee does not assert any infringement actions under its rights in the License within five years of the Effective Date, the JV may, at its sole option, choose to terminate Licensee's exclusive right to assert infringement claims with no reduction or adjustment to the Annual Fee.
Deferred revenue																							$ 303,279	$ 303,279
Amortization of revenue																							$ 93,297	$ 280,283
Common stock price per share																							$ 3.60	$ 3.60
Shares issued for consulting services, Value																								$ 210,000
Option vested																								160,986	335,000	6,266,334	5,832,400
Accrued Liabilities																										$ 574,787
Payment of debt																										$ 473,936
Stock Option [Member]
Related Party Transaction [Line Items]
Stock option exercised																									116,648	116,648
Proceeds from stock option exercised																										$ 1,687,457
Exercise Price One [Member]
Related Party Transaction [Line Items]
Stock options granted																											375,000
Stock options, exercise price																										$ 2.95
Exercise Price Two [Member]
Related Party Transaction [Line Items]
Stock options granted																											200,000
Consulting Services [Member]
Related Party Transaction [Line Items]
Fair value of the options																											$ 718,871
Director [Member]
Related Party Transaction [Line Items]
Stock options granted	20,000		25,000									50,000	25,000	20,000	5,000	20,000	20,000		20,000
Trading price	$ 3.20		$ 2.90
Stock option, Method used	Binomial Option Model		Binomial Option Model
Stock options, exercise price	$ 3.318		$ 3.03					$ 5.28	$ 6.32			$ 6.09	$ 6.04	$ 7.05	$ 6.76	$ 6.87	$ 4.46		$ 3.89
Risk free interest rate	1.56%		1.65%
Expected volatility rate	103.26%		102.66%
Shares issued for payment of services, (in shares)																											49,059
Common stock price per share																											$ 4.69
Stock option exercised																											155,000
Common shares issued																											28,145
Proceeds from stock option exercised																											$ 131,999
Fair value of the options	$ 48,000		$ 48,325
Option vested	48,000				25,000	25,000		20,000	20,000
Stock option vesting period					5 years	5 years		5 years	5 years
Expiration date	May 20, 2020		Nov. 10, 2019									Oct. 10, 2016
Compensation												$ 13,000
Stock options exercisable					$ 3.82	$ 3.80		$ 5.28	$ 6.32
Director [Member] | $0.90 per share [Member]
Related Party Transaction [Line Items]
Stock options granted																						300,000
Stock options, exercise price																						$ 9.00
Director [Member] | $0.469 per share [Member]
Related Party Transaction [Line Items]
Modified stock option, Granted																						255,000
Modified stock options, Exercise Price																						$ 4.69
Executive Chairman [Member]
Related Party Transaction [Line Items]
Stock options granted																		209,940									5,750,000
Stock options, exercise price																		$ 4.69
Shares issued for payment of services, (in shares)																											575,000
Stock option exercised																											4,000
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Stock options granted																								105,000
Attorneys fees				$ 10,000
Accrued Liabilities																										$ 461,681
Payment of debt																										$ 3,830
Compensation																								$ 84,563
Chief Executive Officer [Member] | $1.375 per share [Member]
Related Party Transaction [Line Items]
Stock options granted																						5,000
Stock options, exercise price																						$ 13.75
Chief Executive Officer [Member] | $0.90 per share [Member]
Related Party Transaction [Line Items]
Stock options granted																						420,000
Stock options, exercise price																						$ 0.90
Chief Executive Officer [Member] | $0.469 per share [Member]
Related Party Transaction [Line Items]
Modified stock option, Granted																						4,000
Modified stock options, Exercise Price																						$ 4.69
Chief Executive Officer [Member] | $0.469 per share one [Member]
Related Party Transaction [Line Items]
Modified stock option, Granted																						357,000
Modified stock options, Exercise Price																						$ 4.69
Chief Executive Officer [Member] | $0.90 per share one [Member]
Related Party Transaction [Line Items]
Stock options granted																						300,000
Stock options, exercise price																						$ 9.00
Chief Executive Officer [Member] | $0.469 per share two [Member]
Related Party Transaction [Line Items]
Modified stock option, Granted																						25,500
Modified stock options, Exercise Price																						$ 4.69
Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Stock options granted																										2,500
Stock options, exercise price																								$ 2.805
Common shares issued																												200,000
Option vested											42,500
Option cancelled											22,500
Option outstanding											20,000																	200,000
Stock option vesting period																								3 years
Compensation																								$ 30,855
Shares issuable in each installment										25,000
Chief Financial Officer [Member] | $0.90 per share [Member]
Related Party Transaction [Line Items]
Stock options granted																						100,000
Stock options, exercise price																						$ 9.00
Chief Financial Officer [Member] | $0.469 per share [Member]
Related Party Transaction [Line Items]
Modified stock option, Granted																						85,000
Modified stock options, Exercise Price																						$ 4.69
Another Director [Member]
Related Party Transaction [Line Items]
Stock options granted													5,000
Stock options, exercise price													$ 6.04
Director One [Member]
Related Party Transaction [Line Items]
Stock options granted	16,986
Trading price	$ 3.20
Stock option, Method used	Binomial Option Model
Stock options, exercise price	$ 3.318
Risk free interest rate	1.56%
Expected volatility rate	103.26%
Fair value of the options	$ 40,767
Expiration date	May 20, 2020
2009 Employee Consultant Stock Plan [Member]
Related Party Transaction [Line Items]
Stock options granted										2,500
Restricted Forfeited										2,500
2010 Stock Option Plan [Member]
Related Party Transaction [Line Items]
Stock options granted																					75,000
Stock options, exercise price																					$ 6.20
Stock option vesting period																					5 years
Expiration date																					Nov. 01, 2018
Orsini [Member]
Related Party Transaction [Line Items]
Attorneys fees																								10,000
Accrued Liabilities																							$ 119,374	119,374
Payment of debt																							$ 116,410	$ 338,476
Employee [Member]
Related Party Transaction [Line Items]
Stock options granted	2,500	43,500																		15,000
Trading price	$ 3.20	$ 2.30																		$ 2.60
Stock option, Method used	Binomial Option Model	Binomial Option Model																		Binomial Option Model
Stock options, exercise price	$ 3.318	$ 2.50																		$ 2.805
Risk free interest rate	1.56%	1.64%																		1.60%
Expected volatility rate	103.26%	100.54%																		100.62%
Fair value of the options	$ 6,000	$ 72,341																		$ 28,230
Option vested	6,000	43,500																		5,000
Stock option vesting period	3 years	3 years																		3 years
Expiration date	May 20, 2020	Dec. 15, 2019																		Nov. 21, 2019
Employee One [Member]
Related Party Transaction [Line Items]
Stock options granted																				38,000
Trading price																				$ 2.60
Stock options, exercise price																				$ 2.805
Risk free interest rate																				1.60%
Expected volatility rate																				100.62%
Fair value of the options																				$ 71,516
Option vested																				12,667
Stock option vesting period																				3 years
Expiration date																				Nov. 21, 2019
Chief Executive Officer And Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Related party transaction, Description																				The target bonus for the Chief Executive Officer is 50% of his base salary and for the Chief Financial Officer, the target bonus is 40% of his base salary. Eighty percent of the cash bonus is based upon the target net revenues and gross margins of the Company with 20% of the cash bonus based upon individual key performance indicators. Fifty percent of the target cash bonus will be paid if threshold performance of 80% of the Target Performance is achieved, 100% of the target cash bonus will be paid if the Target Performance is reached, with 150% of the cash bonus paid if 120% of the Target Performance is achieved.